GUARANTOR FINANCIAL STATEMENTS (Condensed Consolidated Cash Flow Statement) (Details) - USD ($) $ in Millions	3 Months Ended								7 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Net (loss) income	$ (4,094)	$ (3,790)	$ (1,799)	$ (2,406)	$ (2,735)	$ 704	$ 660	$ 626		$ (12,089)	$ (745)	$ 3,441
Depreciation, Depletion and Amortization										3,497	3,863	2,797
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment of oil and gas properties	3,700	3,700	2,700	3,100	3,400	$ 308			$ 0	13,144	3,737	0
Impairment of Oil and Gas Properties and Goodwill										13,144	5,454	0
Copper and molybdenum inventory adjustments	184	$ 91	$ 59	4						338	6	3
Other asset impairments, inventory write-downs, restructuring and other										256
Net (gains) losses on crude oil and natural gas derivative contracts										(87)	(504)	334
Gains (Losses) on Extinguishment of Debt										0	73	(35)
Gain on investment in MMR										0	0	(128)
Equity in (earnings) losses of consolidated subsidiaries										3	(3)	0
Other, net										(2,215)	(1,802)	72
Increase (decrease) in working capital and changes in other tax payment, excluding amounts from the acquisitions										(373)	632	(377)
Net cash provided by operating activities										3,220	5,631	6,139
Cash flow from investing activities:
Capital expenditures										(6,353)	(7,215)	(5,286)
Acquisitions, net of cash acquired											(1,426)	(5,441)
Intercompany loans										0	0	0
Dividends from (investments in) consolidated subsidiaries										(2)	0	0
Net proceeds from sale of Candelaria and Ojos del Salado										0	1,709	0
Net proceeds from sale of Eagle Ford shale assets										0	2,910	0
Other, net										109	221	(181)
Net cash used in investing activities										(6,246)	(3,801)	(10,908)
Cash flow from financing activities:
Proceeds from debt										8,272	8,710	11,501
Repayments of debt and redemption of MMR preferred stock										(6,677)	(10,306)	(5,704)
Intercompany loans										0	0	0
Net proceeds from sale of common stock										1,936	0	0
Cash dividends and distributions paid, and contributions received										(725)	(1,729)	(2,537)
Other, net										20	26	211
Net cash provided by (used in) financing activities										2,786	(3,351)	3,049
Net decrease in cash and cash equivalents										(240)	(1,521)	(1,720)
Decrease (increase) in cash and cash equivalents in assets held for sale										118	(70)	59
Cash and cash equivalents at beginning of year				317				1,908		317	1,908	3,569
Cash and cash equivalents at end of year	195				317				1,908	195	317	1,908
FCX Issuer [Member]
Cash flow from operating activities:
Net (loss) income										(12,236)	(1,308)	2,658
Depreciation, Depletion and Amortization										5	4	4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment of oil and gas properties										0
Impairment of Oil and Gas Properties and Goodwill											0
Copper and molybdenum inventory adjustments										0
Other asset impairments, inventory write-downs, restructuring and other										0
Net (gains) losses on crude oil and natural gas derivative contracts										0	0	0
Gains (Losses) on Extinguishment of Debt											(5)	(45)
Gain on investment in MMR												(128)
Equity in (earnings) losses of consolidated subsidiaries										8,685	1,007	(2,886)
Other, net										(2,127)	(882)	8
Increase (decrease) in working capital and changes in other tax payment, excluding amounts from the acquisitions										(5,506)	(723)	272
Net cash provided by operating activities										(167)	(456)	(72)
Cash flow from investing activities:
Capital expenditures										(7)	0	0
Acquisitions, net of cash acquired											0	(5,437)
Intercompany loans										(1,812)	(1,328)	834
Dividends from (investments in) consolidated subsidiaries										852	1,221	629
Net proceeds from sale of Candelaria and Ojos del Salado											0
Net proceeds from sale of Eagle Ford shale assets											0
Other, net										(21)	0	15
Net cash used in investing activities										(988)	(107)	(3,959)
Cash flow from financing activities:
Proceeds from debt										4,503	7,464	11,260
Repayments of debt and redemption of MMR preferred stock										(4,660)	(5,575)	(4,737)
Intercompany loans										0	0	0
Net proceeds from sale of common stock										1,936
Cash dividends and distributions paid, and contributions received										(605)	(1,305)	(2,281)
Other, net										19	21	211
Net cash provided by (used in) financing activities										1,155	563	4,031
Net decrease in cash and cash equivalents										0	0	0
Decrease (increase) in cash and cash equivalents in assets held for sale										0	0	0
Cash and cash equivalents at beginning of year				0				0		0	0	0
Cash and cash equivalents at end of year	0				0				0	0	0	0
FM O&G LLC Guarantor [Member]
Cash flow from operating activities:
Net (loss) income										(12,802)	(4,348)	281
Depreciation, Depletion and Amortization										370	806	616
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment of oil and gas properties										4,220
Impairment of Oil and Gas Properties and Goodwill											1,922
Copper and molybdenum inventory adjustments										0
Other asset impairments, inventory write-downs, restructuring and other										11
Net (gains) losses on crude oil and natural gas derivative contracts										(87)	(504)	334
Gains (Losses) on Extinguishment of Debt											78	0
Gain on investment in MMR												0
Equity in (earnings) losses of consolidated subsidiaries										9,976	3,429	(281)
Other, net										2	(113)	(14)
Increase (decrease) in working capital and changes in other tax payment, excluding amounts from the acquisitions										1,428	1,750	735
Net cash provided by operating activities										262	(558)	1,671
Cash flow from investing activities:
Capital expenditures										(847)	(2,143)	(894)
Acquisitions, net of cash acquired											0	0
Intercompany loans										(1,310)	704	0
Dividends from (investments in) consolidated subsidiaries										(71)	(130)	0
Net proceeds from sale of Candelaria and Ojos del Salado											0
Net proceeds from sale of Eagle Ford shale assets											2,910
Other, net										(2)	41	30
Net cash used in investing activities										(2,230)	1,382	(864)
Cash flow from financing activities:
Proceeds from debt										0	0	0
Repayments of debt and redemption of MMR preferred stock										0	(3,994)	(416)
Intercompany loans										2,038	810	(391)
Net proceeds from sale of common stock										0
Cash dividends and distributions paid, and contributions received										0	2,364	0
Other, net										71	3	0
Net cash provided by (used in) financing activities										1,967	(823)	(807)
Net decrease in cash and cash equivalents										(1)	1	0
Decrease (increase) in cash and cash equivalents in assets held for sale										0	0	0
Cash and cash equivalents at beginning of year				1				0		1	0	0
Cash and cash equivalents at end of year	0				1				0	0	1	0
Non-Guarantor Subsidiaries [Member]
Cash flow from operating activities:
Net (loss) income										(18,562)	(4,147)	3,934
Depreciation, Depletion and Amortization										3,195	3,077	2,177
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment of oil and gas properties										8,862
Impairment of Oil and Gas Properties and Goodwill											3,486
Copper and molybdenum inventory adjustments										338
Other asset impairments, inventory write-downs, restructuring and other										245
Net (gains) losses on crude oil and natural gas derivative contracts										0	0	0
Gains (Losses) on Extinguishment of Debt											0	10
Gain on investment in MMR												0
Equity in (earnings) losses of consolidated subsidiaries										12,838	4,633	(265)
Other, net										(90)	(807)	78
Increase (decrease) in working capital and changes in other tax payment, excluding amounts from the acquisitions										3,714	(395)	(1,384)
Net cash provided by operating activities										3,112	6,637	4,540
Cash flow from investing activities:
Capital expenditures										(5,486)	(5,072)	(4,392)
Acquisitions, net of cash acquired											(1,426)	(4)
Intercompany loans										0	0	(162)
Dividends from (investments in) consolidated subsidiaries										130	(2,408)	0
Net proceeds from sale of Candelaria and Ojos del Salado											1,709
Net proceeds from sale of Eagle Ford shale assets											0
Other, net										111	180	(226)
Net cash used in investing activities										(5,245)	(7,017)	(4,784)
Cash flow from financing activities:
Proceeds from debt										3,769	1,246	241
Repayments of debt and redemption of MMR preferred stock										(2,017)	(737)	(551)
Intercompany loans										1,084	(186)	(281)
Net proceeds from sale of common stock										0
Cash dividends and distributions paid, and contributions received										(924)	(1,463)	(885)
Other, net										18	2	0
Net cash provided by (used in) financing activities										1,894	(1,142)	(1,476)
Net decrease in cash and cash equivalents										(239)	(1,522)	(1,720)
Decrease (increase) in cash and cash equivalents in assets held for sale										118	(70)	59
Cash and cash equivalents at beginning of year				316				1,908		316	1,908	3,569
Cash and cash equivalents at end of year	195				316				1,908	195	316	1,908
Consolidation, Eliminations [Member]
Cash flow from operating activities:
Net (loss) income										31,511	9,058	(3,432)
Depreciation, Depletion and Amortization										(73)	(24)	0
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment of oil and gas properties										62
Impairment of Oil and Gas Properties and Goodwill											46
Copper and molybdenum inventory adjustments										0
Other asset impairments, inventory write-downs, restructuring and other										0
Net (gains) losses on crude oil and natural gas derivative contracts										0	0	0
Gains (Losses) on Extinguishment of Debt											0	0
Gain on investment in MMR												0
Equity in (earnings) losses of consolidated subsidiaries										(31,496)	(9,072)	3,432
Other, net										0	0	0
Increase (decrease) in working capital and changes in other tax payment, excluding amounts from the acquisitions										(9)	0	0
Net cash provided by operating activities										13	8	0
Cash flow from investing activities:
Capital expenditures										(13)	0	0
Acquisitions, net of cash acquired											0	0
Intercompany loans										3,122	624	(672)
Dividends from (investments in) consolidated subsidiaries										(913)	1,317	(629)
Net proceeds from sale of Candelaria and Ojos del Salado											0
Net proceeds from sale of Eagle Ford shale assets											0
Other, net										21	0	0
Net cash used in investing activities										2,217	1,941	(1,301)
Cash flow from financing activities:
Proceeds from debt										0	0	0
Repayments of debt and redemption of MMR preferred stock										0	0	0
Intercompany loans										(3,122)	(624)	672
Net proceeds from sale of common stock										0
Cash dividends and distributions paid, and contributions received										804	(1,325)	629
Other, net										(88)	0	0
Net cash provided by (used in) financing activities										(2,230)	(1,949)	1,301
Net decrease in cash and cash equivalents										0	0	0
Decrease (increase) in cash and cash equivalents in assets held for sale										0	0	0
Cash and cash equivalents at beginning of year				$ 0				$ 0		0	0	0
Cash and cash equivalents at end of year	$ 0				$ 0				$ 0	$ 0	$ 0	$ 0